Ordinary Shares and Equity Incentive Plan - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended			156 Months Ended
	Jul. 31, 2021 tranche $ / shares shares	Dec. 31, 2025 USD ($) tranche shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Jul. 27, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased (in shares) | shares				3,038,865
Shares repurchased | $		$ 106,228	$ 141,068	$ 13,155
Taxes paid for shares withheld upon vesting | $		$ 9,497	$ 0	$ 0
Total ordinary shares reserved (in shares) | shares		35,918,966	40,808,751		35,918,966
Share options granted (in shares) | shares		0	0	0
Total share-based compensation expense | $		$ 51,626	$ 57,831	$ 62,410
Treasury Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased | $		$ 106,228	$ 141,068	13,155
2021 Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares) | shares						3,742,961
Ordinary shares reserved for future issuance, annual increase percentage						1.00%
Maximum ownership of shares						5.00%
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share) | shares	900,000,000	900,000,000	900,000,000		900,000,000
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share) | shares	232,500,000	232,500,000	232,500,000		232,500,000
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts utilized under repurchase program | $		$ 270,000			$ 270,000
Transaction costs | $		$ 400			1,000
Shares repurchased (in shares) | shares		21,976,537
Shares repurchased | $		$ 106,200
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		2 years 9 months 18 days
Granted (in shares) | shares		8,587,279
Share-based compensation expense not yet recognized | $		$ 62,000			62,000
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		5 years
Restricted Stock Units (RSUs) | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	3,993,440
Total share-based compensation expense | $		$ 5,200	$ 7,000	8,600
Requisite service period	10 years
Number of tranches | tranche	10
Minimum ratio of stock price in relation to price at IPO needed to earn awards	5
Number of tranches earned or vested | tranche		0
Restricted Stock Units (RSUs) | Chief Executive Officer | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price goal (in usd per share) | $ / shares	$ 26.67
Restricted Stock Units (RSUs) | Chief Executive Officer | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price goal (in usd per share) | $ / shares	$ 106.67
Restricted Stock Units (RSUs) | Vesting tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		6 months
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		7 years
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Award expiration period		10 years
Aggregate grant date fair value of options vested during the period | $		$ 2,000	$ 5,600	$ 6,900
Share-based payment arrangement, nonvested award, cost not yet recognized amount | $		$ 2			$ 2
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares) | shares	0
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares) | shares	13,951,037	12,733,513	12,928,337		12,733,513
Ordinary shares reserved for future issuance, annual increase percentage	5.00%